Subsequent Events (Details) - USD ($)			1 Months Ended	9 Months Ended
	Jan. 11, 2022	Oct. 05, 2021	Nov. 16, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Placement agent, description				The Company issued each Purchasers a Secured Convertible Promissory Note (the “Note”) and five-year warrants to purchase shares of common stock of the Company at an exercise price of $1.9032 per share, subject to certain adjustments (the “Warrants”) pursuant to the terms and conditions of the SPA and secured by a Security Agreement. The Company issued 1,305,703 Warrants. It also issued 110,342 Placement Agent Warrants to a Placement Agent which contain similar terms the Warrants except they are exercisable at $2.0935 per share.
Gross proceeds percentage				5.00%
Gross proceeds				$ 655,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total proceeds		$ 2,485,000
Warrants exercise price (in Dollars per share)		$ 1.9032
Issued warrants (in Shares)		1,305,703
Warrants exercisable price (in Dollars per share)		$ 2.0935
Subsequent event, description		The Notes are due two years form the date of issuance or between October 5, and December 30, 2023. The Notes bear interest at 8% per annum payable quarterly in cash or common stock at the option of each Purchaser, subject to an increase in case of an event of default as provided for therein. The Notes are convertible into shares of common stock at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.9032 per share, subject to certain adjustments. Furthermore, at any time after the 12 month anniversary of the date of issuance of the Notes, the Company may, after written notice to the Purchasers, redeem all of the then outstanding principal amount of the Notes for cash in an amount equal to the sum of 110% of the then outstanding principal amount of the Note, accrued but unpaid interest and all liquidated damages and other amounts due in respect of the Note (if any).
Notes due period		2 years
PHONEBRASIL INTERNATIONAL, INC. [Member]
Subsequent Events (Details) [Line Items]
Preferred stock par value (in Dollars per share)					$ 0.001
Placement Agent Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued warrants (in Shares)		110,342
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds percentage				9.00%
Gross proceeds				$ 1,830,000
Non-refundable cash retainer				$ 50,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description			1. Changed the name of the Company to Americrew Inc.2. Section 5(a) of the Amended and Restated Certificate of Incorporation was amended to read in its entirety as follows:5. (a) The total number of shares of stock of all classes and series the Corporation shall have authority to issue is 85,000,000 shares consisting of (i) 75,000,000 shares of common stock, par value $0.001, and (ii) 10,000,000 shares of Preferred Stock, par value $0.001.3. Each 100 shares of common stock issued and outstanding automatically and without any action on the part of the respective holders thereof, was combined and converted into one share of common stock (the “Reverse Stock Split”). No fractional shares shall be issued in connection with the Reverse Stock Split. All fractional shares resulting from the Reverse Stock Split shall be rounded up to the nearest whole share.
PPP Loan proceeds	$ 351,370
Accounts receivable	$ 223,697
Stockholder percentage	9.40%
Related party debt, description	the Company extended related party debt and issued the lenders a total of 320,662 five-year bridge warrants exercisable at $1.9032 per share, subject to adjustment. In addition to 12% per annum interest, a total of $351,469 is due on or before March 31, 2022 (with $50,000 due in each of January, February and March, and the balance of $300,000 is due December 31, 2022. The Company owed another related party $300,000 which was due December 31, 2022, of which $44,000 was paid by the due date. The balance is still outstanding.